5. WARRANTS (Sept. 2017 Note) (Details - Warrant activity) - USD ($)	3 Months Ended	4 Months Ended
	Sep. 30, 2017	Oct. 16, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants outstanding	666,667
Warrants exercised		666,667
Proceeds from warrant exercises		$ 6,667
Warrants expired	2,994,893